Equity (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain from marketable securities, net	¥ (70)	¥ (245)	¥ 87
Cost of products sold, Interest expense.	786,207	674,903	572,634
Income taxes	29,111	25,658	6,562
Consolidated net income	(78,289)	(58,777)	(6,849)
Net (income) loss attributable to noncontrolling interests	2,073	2,505	¥ (1,137)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Nidec Corporation	(125)	135
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain from marketable securities, net	(64)
Consolidated net income	(64)
Net income attributable to Nidec Corporation	(64)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) from securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain from marketable securities, net	(26)	(230)
Income taxes	8	83
Consolidated net income	(18)	(147)
Net income attributable to Nidec Corporation	(18)	(147)
Reclassification out of Accumulated Other Comprehensive Income | Net gains (losses) from derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold, Interest expense.	28	(37)
Income taxes	(11)	15
Consolidated net income	17	(22)
Net income attributable to Nidec Corporation	17	22
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	(114)	(38)
Income taxes	41	22
Consolidated net income	(73)	(16)
Net (income) loss attributable to noncontrolling interests	13	50
Net income attributable to Nidec Corporation	¥ (60)	¥ 34